Benefit Plans (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,253	$ 1,297	$ 5,189	$ 8,949	$ 9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Expected return on assets	(7,443)	(8,276)	(33,107)	(35,656)	(41,815)
Amortization of prior service cost			2,172	2,589	2,944
Amortization of actuarial loss			6,145	2,424	5,529
Net periodic benefit cost	2,231	2,555	10,217	(3,396)	(8,343)
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,253	1,297	5,189	8,949	9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Expected return on assets	(7,443)	(8,276)	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	475	543	2,172	2,589	2,944
Amortization of actuarial loss	1,207	1,536	6,145	2,424	5,529
Net periodic benefit cost	$ 2,231	$ 2,555	$ 10,217	$ (3,396)	$ (8,343)